MARKED
SEC. FILE NOS. 33-80630
               811-8576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-1A
                           Registration Statement
                                    Under
                         the Securities Act of 1933
                       Post-Effective Amendment No. 10
                                     and
                            Registration Statement
                                    Under
                      The Investment Company Act of 1940
                                Amendment No. 12

                AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
              (Exact Name of Registrant as specified in charter)
                             333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                (213) 486-9200


                         JULIE F. WILLIAMS, SECRETARY
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                            333 SOUTH HOPE STREET
                       LOS ANGELES, CALIFORNIA 90071
                  (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                Copies to:
                          ROBERT E. CARLSON, ESQ.
                  PAUL, HASTINGS, JANOFSKY & WALKER LLP
                           555 S. FLOWER STREET
                        LOS ANGELES, CA 90071-2371
                       (COUNSEL FOR THE REGISTRANT)

                Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 2000, pursuant to paragraph (b) of rule 485.

                        NATIONAL TAX-EXEMPT INCOME FUNDS

                    The Tax-Exempt Bond Fund of America(R)
                  American High-Income Municipal Bond Fund/SM/
                     Limited Term Tax-Exempt Bond Fund/SM/

                                   Prospectus
                                NOVEMBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 333 South Hope Street
 Los Angeles, California 90071

                                               TICKER  NEWSPAPER   FUND
 FUND                                          SYMBOL   ABBREV     NO.
 -----------------------------------------------------------------------
 The Tax-Exempt Bond Fund of America
 Class A                                       AFTEX   TxEx       19
 Class B                                       TEBFX   TxBxB      219
 -----------------------------------------------------------------------
 American High-Income Municipal Bond Fund
 Class A                                       AMHIX   HilnMuni   40
 Class B                                       ABHMX   HiInMuniB  240
 -----------------------------------------------------------------------
 Limited Term Tax-Exempt Bond Fund of America
 Class A                                       LTEBX   LtdTEBd    43
 Class B                                       LTXBX   LtdTEBdB   243


 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Funds                    7
 -------------------------------------------------------
  Investment Objective, Strategies and Risks       10
 -------------------------------------------------------
  Management and Organization                      15
 -------------------------------------------------------
  Shareholder Information                          18
 -------------------------------------------------------
  Choosing a Share Class                           19
 -------------------------------------------------------
  Purchase and Exchange of Shares                  20
 -------------------------------------------------------
  Sales Charges                                    21
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              22
 -------------------------------------------------------
  Plans of Distribution                            24
 -------------------------------------------------------
  How to Sell Shares                               25
 -------------------------------------------------------
  Distributions and Taxes                          27
 -------------------------------------------------------
  Financial Highlights                             28
 -------------------------------------------------------

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS
                                                                  TEX-010-1100/D

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The funds seek to provide you with high current income that is exempt from regular federal income tax by investing in municipal bonds. The Tax-Exempt Bond Fund of America may invest in lower quality municipal bonds and American High-Income Municipal Bond Fund invests a substantial portion of its portfolio in lower quality municipal bonds. Limited Term Tax-Exempt Bond Fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better, but may also invest significantly in bonds rated Baa or BBB. The funds emphasize undervalued but fundamentally sound investments in municipal obligations including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns, and various regional or special districts.

 The funds are designed for investors seeking a high level of current income exempt from federal income tax and, in the case of American High-Income Municipal Bond Fund, investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. An investment in the fund is subject to risks, including the possibility that a fund may provide less income or decline in value in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

 Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

 Unlike the bar charts, the investment result tables reflect each fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the funds' Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 THE TAX-EXEMPT BOND FUND OF AMERICA


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1990   6.17
 1991  11.17
 1992   9.03
 1993  11.72
 1994  -4.82
 1995  17.28
 1996   4.57
 1997   8.98
 1998   6.04
 1999  -2.32
 [end chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 6.00%.
 ------------------------------------------------------------------------------



 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               6.87%   (quarter ended March 31, 1995)
 LOWEST               -4.93%  (quarter ended March 31, 1994)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/3/79
 (with the maximum sales charge   -5.95%     5.92%       6.20%        7.78%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/2/   -2.06%     6.91%       6.89%         N/A
 ------------------------------------------------------------------------------
 Lipper General Municipal Debt    -4.63%     5.77%       6.19%        7.84%
 Average/3/
 ------------------------------------------------------------------------------


 Class A yield: 4.80%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began investment operations, therefore, lifetime results are not available.

 3 The Lipper General Municipal Debt Funds Average represent funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1995   19.05
 1996    6.45
 1997   10.37
 1998    4.89
 1999   -2.31
 [end bar chart]
  The fund's year-to-date return for the nine months ended September 30, 2000 was 5.34%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                   7.46%   (quarter ended March 31, 1995)
 LOWEST                   -1.40%  (quarter ended December 31, 1999)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                               ONE YEAR  FIVE YEARS   LIFETIME/1/
 Class A - began 9/26/94                     -5.97%     6.64%         6.28%
 (with the maximum sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00                       N/A       N/A           N/A
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/2/              -2.06%     6.91%         6.26%
 ------------------------------------------------------------------------------
 Lipper High Yield Municipal Debt            -4.16%     6.07%         5.53%
 Average/3/
 ------------------------------------------------------------------------------


 Class A yield:  5.17%
 (For current yield information, please call American FundsLine at 1-800-325-3590).


 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge, if one were included; results would be lower.)
 [bar chart]
 1994   -2.90
 1995  12.35
 1996   4.46
 1997   7.30
 1998   5.50
 1999  -0.60
 [end bar chart]
  The fund's year-to-date return for the nine months ended September 30, 2000 was 4.64%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                   4.38%   (quarter ended March 31, 1995)
 LOWEST                   -3.44%  (quarter ended March 31, 1994)

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                               ONE YEAR  FIVE YEARS   LIFETIME/1/
 Class A - began 10/6/93                     -4.30%     4.91%         4.00%
 (with the maximum sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00                       N/A       N/A           N/A
 ------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond Index/2/       -0.14%     6.35%         4.79%
 ------------------------------------------------------------------------------
 Lipper Intermediate Municipal Debt          -1.65%     5.56%         4.15%
 Average/3/
 ------------------------------------------------------------------------------


 Class A yield: 4.23%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUNDS

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)
                                                CLASS A    CLASS B/1/
 ---------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 ---------------------------------------------------------------------
 Management Fees                                 0.36%       0.36%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%/3/
 Other Expenses                                  0.06%       0.03%
 Total Annual Fund Operating Expenses            0.67%       1.39%
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


 ---------------------------------------------------------------------
 Management Fees                                 0.41%       0.41%
 Distribution and/or Service (12b-1) Fees        0.30%/4/    1.00%/3/
 Other Expenses                                  0.09%       0.05%
 Total Annual Fund Operating Expenses            0.80%       1.46%
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 ---------------------------------------------------------------------
 Management Fees                                 0.44%       0.44%
 Distribution and/or Service (12b-1) Fees        0.30%/4/    1.00%/3/
 Other Expenses                                  0.07%       0.44%
 Total Annual Fund Operating Expenses            0.81%       1.88%
 Expense Reimbursement/5/                        0.06%       0.28%
 Net Expenses                                    0.75%       1.60%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25%% of the fund's average net assets annually.

 3 Class B 12b-1 expenses are 1.00% of the fund's average net assets annually.

 4 Class A 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

 5 During the year, Capital Research and Management Company paid certain expenses of the fund to ensure the expense ratio of the Class A shares did not exceed 0.75% of average net assets annually. Under certain circumstances as described in the statement of additional information, the fund may be required to repay amounts waived.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year and that each fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR     YEAR      YEAR     YEAR
                                         ONE     THREE      FIVE     TEN
 --------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
  Class A                                $441  $      581  $  734   $1,178
  Class B - assuming redemption          $642  $      840  $  961   $1,472
                 assuming no redemption  $142  $      440  $  761   $1,472
 --------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND
 FUND
 --------------------------------------------------------------------------
  Class A                                $454  $      621  $  803   $1,328
  Class B - assuming redemption          $649  $      862  $  997   $1,567
                 assuming no redemption  $149  $      462  $  797   $1,567
 --------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF
 AMERICA*
  Class A                                $455  $      624  $  808   $1,339
  Class B - assuming redemption          $691  $      991  $1,216   $1,921
                 assuming no redemption  $191  $      591  $1,016   $1,921


 *  Does not reflect expense reimbursement.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 THE TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. It seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

 Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund will invest at least 65% of its assets in debt securities rated A or better. The fund may also invest up to 35% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality (however, no more than 20% of its assets may be invested in lower quality debt securities rated Ba and BB or below).

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in debt securities rated Baa or BBB or below or unrated but determined to be of equivalent quality. The fund may also purchase securities that would subject you to federal alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better. Normally, the fund will invest at least 80% of its assets in securities exempt from regular federal income tax. The fund may also invest significantly in municipal bonds rated Baa or BBB. In addition, the fund may purchase securities that would subject you to federal alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The values of most debt securities held by the funds may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in each fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality or longer maturity bonds will be subject to greater price fluctuations than higher quality or shorter maturity bonds. See the Appendix in the Statement of Additional Information for credit rating descriptions.

 A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period after which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 The funds' investment adviser attempts to reduce these risks through diversification of each portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The funds may also hold cash, money market instruments or taxable debt securities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective, but it also would reduce each fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 THE TAX-EXEMPT BOND FUND OF AMERICA

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/3/79          -2.32%     6.72%       6.60%        7.98%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Municipal Bond Index/2/   -2.06%     6.91%       6.89%         N/A
 ------------------------------------------------------------------------------
 Lipper General Municipal Debt    -4.63%     5.77%       6.19%        7.84%
 Average/3/
 ------------------------------------------------------------------------------


 Class A distribution rate/4/:  5.10%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index was not in existence as of the date the fund began investment operations, therefore, lifetime results are not available.

 3 The Lipper General Municipal Debt Funds Average represent funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN                      ONE YEAR  FIVE YEARS   LIFETIME/1/
 Class A - began 9/26/94            -2.31%     7.46%         7.06%
 (with no sales charge imposed)
 ---------------------------------------------------------------------
 Class B - began 3/15/00              N/A       N/A           N/A
 ---------------------------------------------------------------------
 Lehman Municipal Bond Index/2/     -2.06%     6.91%         6.26%
 ---------------------------------------------------------------------
 Lipper High Yield Municipal        -4.16%     6.07%         5.53%
 Debt Average/3/
 ---------------------------------------------------------------------


 Class A distribution rate/4/:  5.50%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 For periods ended December 31, 1999:


 AVERAGE ANNUAL
 TOTAL RETURN                               ONE YEAR  FIVE YEARS   LIFETIME/1/
 Class A - began 10/6/93                     -0.60%     5.72%         4.64%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00                       N/A       N/A           N/A
 ------------------------------------------------------------------------------
 Lehman 7-Year Municipal Bond Index/2/       -0.14%     6.35%         4.79%
 ------------------------------------------------------------------------------
 Lipper Intermediate Municipal Debt          -1.65%     5.56%         4.15%
 Average/3/
 ------------------------------------------------------------------------------


 Class A distribution rate/4/:  4.30%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Funds."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into each fund's Code of Ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, and Limited Term Tax-Exempt Bond Fund of America are listed on the following pages.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

                                                                                    APPROXIMATE YEARS OF EXPERIENCE
                                                                                     AS AN INVESTMENT PROFESSIONAL
                                                        YEARS OF EXPERIENCE         (INCLUDING THE LAST FIVE YEARS)
                                                      AS PORTFOLIO COUNSELOR       -----------------------------------
                                                    (AND RESEARCH PROFESSIONAL,      WITH CAPITAL
           PORTFOLIO                                    IF APPLICABLE) FOR           RESEARCH AND
         COUNSELORS FOR                                      THE FUNDS                MANAGEMENT
           THE FUNDS        PRIMARY TITLE(S)               (APPROXIMATE)                COMPANY
         --------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                   -----------------------------------
         BRENDA S.       Vice President of        Tax-Exempt Bond Fund of America  9 years            11 years
         ELLERIN         Tax-Exempt Bond Fund of  - 2 years (plus 6 years as a
                         America, Limited Term    research professional prior to
                         Tax-Exempt Bond Fund.    becoming a portfolio counselor
                         Vice President and       for the fund)
                         Director, Capital        American High-Income Municipal
                         Research Company*        Bond Fund - 2 years (plus 4
                                                  years as a research
                                                  professional prior to becoming
                                                  a portfolio counselor for the
                                                  fund)
                                                  Limited Term Tax-Exempt Bond
                                                  Fund - 4 years
                                                                                   -----------------------------------
         --------------------------------------------------------------------------
         REBECCA L.      Vice President -         Tax-Exempt Bond Fund of America  18 years           18 years
         FORD            Investment Management    - 15 years
                         Group, Capital Research
                         and Management Company


         DAVID A.        Vice President of        Tax-Exempt Bond Fund of America  9 years            12 years
         HOAG            Tax-Exempt Bond Fund of  - 2 years (plus 6 years as a
                         America, American        research professional prior to
                         High-Income Municipal    becoming a portfolio counselor
                         Bond Fund. Vice          for the fund)
                         President and Director,  American High-Income Municipal
                         Capital Research         Bond Fund - 4 years (plus 2
                         Company*                 years as a research
                                                  professional prior to becoming
                                                  a portfolio counselor for the
                                                  fund)
                                                                                   --------------------------------------
-----------------------------------------------------------------------------------
         NEIL L.         President and Director   Tax-Exempt Bond Fund of          22 years           22 years
         LANGBERG        of Tax-Exempt Bond Fund  America- 21 years (since the
                         of America; Senior Vice  fund began operations)
                         President of American    American High-Income Municipal
                         High-Income Municipal    Bond Fund -
                         Bond Fund, Limited Term  6 years (since the fund began
                         Tax-Exempt Bond Fund.    operations)
                         Vice President -         Limited Term Tax-Exempt Bond
                         Investment Management    Fund - 7 years (since the fund
                         Group, Capital Research  began operations)
                         and Management Company
                                                  --------------------------------------------------------------------



         -----------------------------------------
         MARK R.         President and Director   Tax-Exempt Bond Fund of America  6 years            15 years
         MACDONALD       of American High-Income  - 6 years
                         Municipal Bond Fund;     American High-Income Municipal
                         Senior Vice President,   Bond Fund -
                         Limited Term Tax-Exempt  6 years (since the fund began
                         Bond Fund; Vice          operations)
                         President of Tax-Exempt
                         Bond Fund of America.
                         Vice President -
                         Investment Management
                         Group, Capital Research
                         and Management Company
                                                  --------------------------------------------------------------------



         -----------------------------------------
           The Tax-Exempt Bond Fund of America began investment operations on October 3, 1979.
           American High-Income Municipal Bond Fund began investment operations on September 26, 1994.
           Limited Term Tax-Exempt Bond Fund of America began investment operations on October 6, 1993.
         * Company affiliated with Capital Research and Management Company
-------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS.
  Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 Each fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced or
  eliminated for purchases of
  $100,000 or more (see "Sales
  Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% or 0.30%          of 1.00% annually.
  annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUNDS.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account                           $    250
 To add to an account                              $     50
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 SHARE PRICE

 Each fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, each fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. Each fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for annual expenses of up to 0.25% or 0.30% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Each fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements.
  However, each fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by each fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the funds is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

 THE TAX-EXEMPT BOND FUND OF AMERICA/1/


                                      Net gains/(losses)
             Net asset                  on securities                 Dividends
               value,        Net        (both realized    Total from  (from net   Distributions                   Net asset
Year ended  beginning of  investment         and          investment  investment  (from capital      Total      value, end of
August 31       year        income       unrealized)      operations   income)       gains)      distributions      year
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $11.86       $.60/2/        $(.01)/2/         $.59       $(.60)       $(.04)         $(.64)         $11.81
1999            12.60        .59            (.55)             .04        (.59)        (.19)          (.78)          11.86
1998            12.27        .62             .37              .99        (.62)        (.04)          (.66)          12.60
1997            11.86        .64             .45             1.09        (.64)        (.04)          (.68)          12.27
1996            11.94        .64             .01              .65        (.64)        (.09)          (.73)          11.86
 CLASS B:
2000            11.50        .21/2/          .34/2/           .55        (.24)        -              (.24)          11.81

                                          Ratio of    Ratio of net
                           Net assets,   expenses to   income to
Year ended                 end of year   average net  average net      Portfolio
August 31   Total return  (in millions)    assets        assets      turnover rate
-----------------------------------------------------------------------------------
 CLASS A:
2000           5.27%         $1,831          .67%        5.22%          28.64%/4/
1999           0.22           1,917          .65         4.78           14.56
1998           8.26           1,795          .66         4.98           23.19
1997           9.39           1,593          .68         5.27           14.39
1996           5.51           1,476          .68         5.35           26.89
 CLASS B:
2000           4.88               3         1.39/3/      4.29/3/        28.64/4/



1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 August 31. The period ended 2000 represents, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended August 31, 2000.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/



                                      Net gains/(losses)
             Net asset                  on securities                 Dividends
               value,        Net        (both realized    Total from  (from net   Distributions                   Net asset
Year ended  beginning of  investment         and          investment  investment  (from capital      Total      value, end of
 July 31        year        income       unrealized)      operations   income)       gains)      distributions      year
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $15.49       $.82/2/        $(.58)/2/         $.24       $(.83)       $(.03)         $(.86)         $14.87
1999            16.12        .81            (.54)             .27        (.82)        (.08)          (.90)          15.49
1998            15.90        .84             .26             1.10        (.84)        (.04)          (.88)          16.12
1997            15.23        .87             .80             1.67        (.86)        (.14)         (1.00)          15.90
1996            15.14        .88             .37             1.25        (.88)        (.28)         (1.16)          15.23
 CLASS B:
2000            14.79        .23/2/          .14/2/           .37        (.29)         .00           (.29)          14.87
                                                         Ratio of
                                           Ratio of     expenses to
                                          expenses to     average    Ratio of net
                           Net assets,    average net   net assets    income to
Year ended                 end of year   assets before     after     average net      Portfolio
 July 31    Total return  (in millions)   fee waiver    fee waiver      assets      turnover rate
--------------------------------------------------------------------------------------------------
 CLASS A:
2000            1.61%         $550            .80%          .80%        5.53%          33.20%/4/
1999            1.63           564            .78           .78         5.09           16.67
1998            7.05           464            .79           .79         5.19           16.38
1997           11.36           316            .87           .87         5.51           15.31
1996            8.48           217            .88           .86         5.74           35.22
 CLASS B:
2000            3.16             2           1.46/3/       1.46/3/      4.87/3/        33.20/4/



1 The years 1996 through 2000, for Class A shares, represent fiscal years ended
 July 31. The period ended 2000 represents, for Class B shares, the 138-day period ended July 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended July 31, 2000.

NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA/1/


                                      Net gains/(losses)
             Net asset                  on securities                 Dividends
               value,        Net        (both realized    Total from  (from net                  Net asset
Year ended  beginning of  investment         and          investment  investment      Total      value, end
 July 31        year        income       unrealized)      operations   income)    distributions   of year    Total return
---------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $14.62       $.73/2/        $(.30)/2/         $.43       $(.62)       $(.62)        $14.43       3.09%
1999            14.85        .61            (.23)             .38        (.61)        (.61)         14.62       2.59
1998            14.79        .66             .06              .72        (.66)        (.66)         14.85       4.95
1997            14.36        .68             .43             1.11        (.68)        (.68)         14.79       7.96
1996            14.29        .69             .07              .76        (.69)        (.69)         14.36       5.39
 CLASS B:
2000            14.27        .24/2/          .13/2/           .37        (.21)        (.21)         14.43       2.59
                             Ratio of       Ratio of
                            expenses to   expenses to   Ratio of net
             Net assets,    average net   average net    income to
Year ended   end of year   assets before  assets after  average net      Portfolio
 July 31    (in millions)   fee waiver     fee waiver      assets      turnover rate
-------------------------------------------------------------------------------------
 CLASS A:
2000            $258            .81%          .75%         5.08%          34.38%/4/
1999             283            .77           .75          4.12           17.00
1998             227            .83           .75          4.40           34.07
1997             203            .83           .75          4.70           31.89
1996             197            .85           .74          4.77           34.95
 CLASS B:
2000               1           1.88/3/       1.60/3/       4.23/3/        34.38/4/



1 The years 1996 through 2000, for Class A shares, represent fiscal years ended
 July 31. The period ended 2000 represents, for Class B shares, the 138-day period ended July 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for Class B is based on activity during the period and thus is not representative of a full year.

2 Based on average shares outstanding.

3 Annualized

4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended July 31, 2000.

                                   NATIONAL TAX-EXEMPT INCOME FUNDS / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of each fund, including each fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by each fund and the funds' investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.

                                                        Printed on Recyled Paper
 Investment Company File No. 811-2421 (The Tax-Exempt Bond Fund of America) Investment Company File No. 811-8576 (American High-Income Municipal Bond Fund) Investment Company File No. 811-7888 (Limited Term Tax-Exempt Bond Fund of
America)

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                November 1, 2000

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund, Inc. ("AHIM"), and Limited Term Tax-Exempt Bond Fund of America ("LTEX") dated November 1, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                    The Tax-Exempt Bond Fund of America, Inc.
                  American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                              Attention: Secretary
                              333 South Hope Street
                           Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       13
Fund Directors/Trustees and Other Officers. . . . . . . . . . . . .       15
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       37
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Shareholder Account Services and Privileges . . . . . . . . . . . .       41
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48
Financial Statements





                   National Tax-Exempt Income Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.

 .    The fund will not invest in securities subject to alternative minimum tax.

 .    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 35% of its assets in straight debt securities rated BBB by S&P or Baa by Moody's or below or unrated but determined to be of equivalent quality (with no more than 20% of its assets in straight debt securities rated BB/Ba or below or unrated but determined to be of equivalent quality).
 .    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax (including securities subject to alternative minimum tax).
 .    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.
 .    The fund will invest at least 50% of its assets in debt securities rated
     BBB/Baa or below or unrated but determined to be of equivalent quality.
 .    The fund will invest at least 65% of its assets in bonds (any debt securities having initial maturities in excess of one year).

 .    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

 .    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
 .    The fund will invest up to 65% of its assets in bonds (any debt securities having initial maturities in excess of one year).
 .    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.
 .    The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Services, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or unrated but determined to be of equivalent quality.

 .    The fund may invest up to 35% of its assets in straight debt securities rated BBB/Baa by Moody's or S&P or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below the


                   National Tax-Exempt Income Funds - Page 2
     current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security).
 .    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.
 .    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.
 .    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.
 .    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. or unrated but considered to be of equivalent quality are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a


                   National Tax-Exempt Income Funds - Page 3 declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including


                   National Tax-Exempt Income Funds - Page 4 reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


U.S. VIRGIN ISLANDS AND PUERTO RICO OBLIGATIONS - The funds may invest in obligations of the Commonwealth of Puerto Rico and its agencies and authorities and the U.S. Virgin Islands to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments, affecting Puerto Rico and the U.S. Virgin Islands, may in turn affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These securities include, but are not limited to:
(i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS - The funds may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S.


                   National Tax-Exempt Income Funds - Page 5

Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities they assume the risk of any decline in value of the security beginning on the date of the agreement. When the funds agree to sell such securities they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


As the funds' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the Investment Adviser will increase each fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.<


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make


                   National Tax-Exempt Income Funds - Page 6 purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the funds' board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements, under which each fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the funds may be delayed or limited.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND AMERICAN HIGH-INCOME MUNICIPAL
-------------------------------------------------------------------------------
BOND FUND
---------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

CONCENTRATION OF INVESTMENTS - The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the


                   National Tax-Exempt Income Funds - Page 7 fund's share price may increase. The fund may invest more than 25% of its assets in industrial development bonds.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY - Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


Each fund's portfolio turnover rate would equal 100% if each security in each fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for each fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
<
FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a


                   National Tax-Exempt Income Funds - Page 8 maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the Fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                   National Tax-Exempt Income Funds - Page 9

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


     (a) The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

     (b)
     The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

     (c) The fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33(alpha)% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in


                   National Tax-Exempt Income Funds - Page 10 seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the


                   National Tax-Exempt Income Funds - Page 11 basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).


                   National Tax-Exempt Income Funds - Page 12

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                    FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993.


All fund operations are supervised by each fund's Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors/Trustees and Director/Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


The funds have two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to


                   National Tax-Exempt Income Funds - Page 13 the particular class as approved by the Board of Directors/Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


                   National Tax-Exempt Income Funds - Page 14

                      FUND DIRECTORS/TRUSTEES AND OFFICERS

              Directors/Trustees and Director/Trustee Compensation




                                                                                                  AGGREGATE
                                                                                                 COMPENSATION
                                                                                            (INCLUDING VOLUNTARILY
                                                                                                   DEFERRED
                                                                                               COMPENSATION/1/)
                                  POSITION                                                      FROM THE FUND
                                    WITH              PRINCIPAL OCCUPATION(S) DURING              DURING THE
   NAME, ADDRESS AND AGE         REGISTRANT                    PAST 5 YEARS                  2000 FISCAL YEAR/2/
--------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Director/          Corporate Director and author; former          TEBF $3,097/4/
 6077 San Elijo, Box 2494      Trustee            United States Ambassador to Spain;             AHIM $1,464/4/
 Rancho Santa Fe, CA  92067                       former Vice Chairman of the Board,             LTEX $1,464/4/
 Age: 66                                          Knight-Ridder, Inc., former Chairman
                                                  and Publisher, The Miami Herald
                                                                 ----------------
--------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director/          Private Investor.  Former President and        TEBF $3,658/4/
 P.O. Box 144                  Trustee            Chief Executive Officer, The Mission           AHIM $2,258/4/
 Palos Verdes Estates, CA                         Group (non-utility holding company,            LTEX $2,258/4/
 90274                                            subsidiary of Southern California
 Age: 67                                          Edison Company)
--------------------------------------------------------------------------------------------------------------------
 + Don R. Conlan               LTEX: Trustee      President (retired), The Capital Group              none/5/
 1630 Milan Avenue                                Companies, Inc.
 South Pasadena, CA 91030
 Age: 64
--------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Director/          CEO and President, The Earth Technology        TEBF $3,500/4/
 100 W. Broadway               Trustee            Corporation (international consulting          AHIM $1,900/4/
 Suite 5000                                       engineering)                                   LTEX $1,900/4/
 Long Beach, CA 90802
 Age: 51
--------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Director/          Managing Director, Senior Resource             TEBF $4,100/4/
 4660 La Jolla Village         Trustee            Group LLC (development and management          AHIM $2,700/4/
 Drive                                            of senior living communities)                  LTEX $2,700/4/
 Suite 725
 San Diego, CA 92121-2116
 Age: 65
--------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Director/          President, Fuller Consulting (financial        TEBF $3,731/4/
 4337 Marina City Drive        Trustee            management consulting firm)                    AHIM $2,330/4/
 Suite 841 ETN                                                                                   LTEX $2,331/4/
 Marina del Rey, CA 90292
 Age: 54
--------------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         AHIM and           Senior Vice President and Director,                 none/5/
      Age: 70                  TEBF:              Capital Research and Management Company
                               Vice
                               Chairman
                               and
                               Director

                               LTEX:
                               President
                               and
                               Trustee
--------------------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of        Executive Vice President and Director,              none/5/
      Age: 51                  the Board          Capital Research and Management Company

--------------------------------------------------------------------------------------------------------------------
 +*Neil L. Langberg            TEBF: President    Vice President - Investment Management              none/5/
 Age: 47                       and Director       Group, Capital Research and Management
                                                  Company
                               AHIM and LTEX:
                               Senior Vice
                               President
--------------------------------------------------------------------------------------------------------------------
 +*Mark R. Macdonald           TEBF: Vice         Vice President - Investment Management              none/5/
 Age: 41                       President          Group, Capital Research and Management
                                                  Company
                               AHIM: President
                               and Director

                               LTEX: Senior
                               Vice President
--------------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Director/          Chairman, President and CEO, AECOM             TEBF $4,131/4/
 3250 Wilshire Boulevard       Trustee            Technology Corporation (architectural          AHIM $2,730/4/
 Los Angeles, CA 90010-1599                       engineering)                                   LTEX $2,731/4/
 Age: 65
--------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Director/          President, The Sanchez Family                  TEBF $3,333/4/
 5234 Via San Delarro, #1      Trustee            Corporation dba McDonald's Restaurants         AHIM $1,700/4/
 Los Angeles, CA  90022                           (McDonald's licensee)                          LTEX $1,700/4/
 Age: 57
--------------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM        TOTAL NUMBER
                                  ALL FUNDS MANAGED BY           OF FUND
                                  CAPITAL RESEARCH AND            BOARDS
                                   MANAGEMENT COMPANY            ON WHICH
                              OR ITS AFFILIATES/3/ FOR THE   DIRECTOR/TRUSTEE
   NAME, ADDRESS AND AGE          2000 FISCAL YEAR END          SERVES/2/
------------------------------------------------------------------------------
 Richard G. Capen, Jr.                7/31/00 $84,133               14
 6077 San Elijo, Box 2494             8/31/00 $88,153
 Rancho Santa Fe, CA  92067                                 ------------------
 Age: 66
------------------------------------------------------------
 H. Frederick Christie                7/31/00 $216,133              19
 P.O. Box 144                         8/31/00 $214,453
 Palos Verdes Estates, CA                                   ------------------
 90274
 Age: 67
------------------------------------------------------------
 + Don R. Conlan                  none/5/                            7
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 64
------------------------------------------------------------------------------
 Diane C. Creel                       7/31/00 $42,800               12
 100 W. Broadway                      8/31/00 $42,320
 Suite 5000                                                 ------------------
 Long Beach, CA 90802
 Age: 51
------------------------------------------------------------
 Martin Fenton                        7/31/00 $128,633              16
 4660 La Jolla Village                8/31/00 $128,153
 Drive                                                      ------------------
 Suite 725
 San Diego, CA 92121-2116
 Age: 65
------------------------------------------------------------
 Leonard R. Fuller                    7/31/00 $87,633               13
 4337 Marina City Drive               8/31/00 $87,953
 Suite 841 ETN                                              ------------------
 Marina del Rey, CA 90292
 Age: 54
------------------------------------------------------------
 +* Abner D. Goldstine            none/5/                           12
      Age: 70

------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.           none/5/                           15
      Age: 51

------------------------------------------------------------------------------
 +*Neil L. Langberg               none/5/                            1
 Age: 47
------------------------------------------------------------------------------
 +*Mark R. Macdonald              none/5/                            1
 Age: 41
------------------------------------------------------------------------------
 Richard G. Newman                    7/31/00 $105,800              13
 3250 Wilshire Boulevard              8/31/00 $105,320
 Los Angeles, CA 90010-1599                                 ------------------
 Age: 65
------------------------------------------------------------
 Frank M. Sanchez                     7/31/00 $40,933               12
 5234 Via San Delarro, #1             8/31/00 $43,953
 Los Angeles, CA  90022                                     ------------------
 Age: 57
------------------------------------------------------------





                   National Tax-Exempt Income Funds - Page 15

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071


1 Amounts may be deferred by eligible Directors/Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors/Trustees.

2 The Tax-Exempt Bond Fund of America's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond
  Fund of America's fiscal year ends on July 31.

3 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

4 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) through the 2000 fiscal year for participating Directors/Trustees is as follows:

  TEBF - Richard G. Capen, Jr. ($2,485), H. Frederick Christie ($9,739), Diane
  C. Creel ($8,776), Martin Fenton ($19,642), Leonard R. Fuller ($13,151) and Richard G. Newman ($46,355).
  AHIM - Richard G. Capen, Jr. ($1,579), H. Frederick Christie ($6,441) Diane C. Creel ($2,987), Martin Fenton ($1,505), Leonard R. Fuller ($4,523), and Richard G. Newman ($21,759).
  LTEX - Richard G. Capen, Jr. ($1,579), H. Frederick Christie ($6,107), Diane
  C. Creel ($2,987), Martin Fenton ($11,443), Leonard R. Fuller ($4,523) and Richard G. Newman ($30,805).
  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors/Trustees.

5 Don R. Conlan, Abner D. Goldstine, Paul G. Haaga, Jr., Neil L. Langberg and
  Mark R. Macdonald are affiliated with the Investment Adviser and, accordingly, receive no compensation from the funds.


                   National Tax-Exempt Income Funds - Page 18

                               OTHER OFFICERS



                               POSITION(S)      PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS#
-------------------------------------------------------------------------------
Michael J. Downer       45   Vice President    Senior Vice President - Fund
333 South Hope Street                          Business Management Group,
Los Angeles, CA 90071                          Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
Brenda S. Ellerin       37   Vice President -  Vice President and Director,
11100 Santa Monica           TEBF and LTEX     Capital Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
David A. Hoag           35   Vice President -  Vice President and Director,
11100 Santa Monica           TEBF and AHIM     Capital Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Edward B. Nahmias       48   Vice President -  Vice President, Capital Research
11100 Santa Monica           AHIM              Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary         Vice President - Fund Business
333 South Hope Street                          Management Group, Capital
Los Angeles, CA 90071                          Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer         Vice President - Fund Business
135 South State                                Management Group, Capital
College Blvd.                                  Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Kimberly S. Verdick     36   Assistant         Assistant Vice President - Fund
333 South Hope Street        Secretary         Business Management Group,
Los Angeles, CA 90071                          Capital Research and Management
                                               Company
-------------------------------------------------------------------------------



# Positions within the organizations listed may have changed during this period.
* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director/Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. TEBF pays annual fees of $2,500 to Directors who are not affiliated with the Investment Adviser, plus $210 for each Board of Directors meeting attended, plus a pro rata portion of $2,510 for each meeting of the Contracts Committee attended and a pro rata portion of $1,000 for each meeting of the Audit and Nominating Committees attended.


AHIM and LTEX pay annual fees of $1,500 to Directors/Trustees who are not affiliated with the Investment Adviser. In addition, each fund pays $210 for each Board of Directors/Trustees meeting attended, plus a pro rata portion of $2,520 for each meeting of the Contracts Committee attended and a pro rata portion of $1,000 for each meeting of the Audit and Nominating Committees attended. No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain


                   National Tax-Exempt Income Funds - Page 19 expenses of the Directors/Trustees who are not affiliated with the Investment Adviser. As of October 1, 2000 the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreements (the "Agreements") between the funds and the Investment Adviser will continue in effect until May 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors/Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms


                   National Tax-Exempt Income Funds - Page 20 prepared exclusively for the funds; and costs of assembling and storing shareholder account data.




For TEBF the Investment Adviser receives a monthly fee based on the following rates and net asset levels:

                              NET ASSET LEVEL


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------



The agreement also provides for fees based on monthly gross investment income at the following rates:

                          MONTHLY GROSS INVESTMENT


          INCOME               RATE IN EXCESS OF                UP TO
--------------------------------------------------------------------------------
          3.00%                    $        0                 $3,333,333
--------------------------------------------------------------------------------
          2.50                      3,333,333                  8,333,333
--------------------------------------------------------------------------------
          2.25                      8,333,333
--------------------------------------------------------------------------------



Assuming net assets of $1.8 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.29%, 0.31%, 0.34%, 0.36% and
0.38%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defiined for federal income tax purposes.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed the lesser of either 25% of gross income of the Fund for the preceding year or the sum or (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30,000,000 and (b) 1% of any excess of average daily net assets of the preceding year over $30,000,000.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


                   National Tax-Exempt Income Funds - Page 21

For AHIM the Investment Adviser receives a monthly fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $600 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.31%, 0.34%, 0.37%, 0.40% and 0.43%, respectively.
 For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For LTEX the Investment Adviser receives a monthly fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets, plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the fund's gross investment income for the preceding month. Assuming net assets of $300 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively.
For the purposes of such computations under the Agreement, the fund's gross Investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from TEBF of $6,502,000, $6,526,000, and $5,969,000, respectively. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from AHIM of $2,240,000, $2,083,000, and $1,544,000, respectively. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from LTEX of $1,045,000, $999,000, and $830,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope


                   National Tax-Exempt Income Funds - Page 22

Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Each fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the discounts which it allows to investment dealers. For Class B shares, the Principal Underwriter sells the rights to 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $502,000 after allowance of $1,952,000 to dealers for TEBF; $229,000 after allowance of $901,000 to dealers for AHIM; $111,000 after allowance of $443,000 to dealers for LTEX.


For TEBF during the fiscal years ended 1999 and 1998 the Principal Underwriter retained $1,005,000 and $827,000, respectively on sales of Class A shares after an allowance of $3,987,000 and $3,336,000 to dealers, respectively. Revenue retained by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $28,724 after compensation of $134,323 to dealers.


For AHIM during the fiscal years ended 1999 and 1998 the Principal Underwriter retained $450,000 and $487,000, respectively on sales of Class A shares after an allowance of $1,829,000 and $2,007,000 to dealers, respectively. Revenue retained by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $15,938 after compensation of $74,986 to dealers.


For LTEX during the fiscal years ended 1999 and 1998 the Principal Underwriter retained $189,000 and $113,000, respectively on sales of Class A shares after an allowance of $737,000 and $463,000 to dealers, respectively. Revenue retained by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $5,864 after compensation of $28,030 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the directors/trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors/trustees who are "interested persons" of the funds may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the funds include shareholder services, savings to the fund in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors/trustees who are not "interested persons" of the funds are committed to the discretion of the directors/trustees who are not "interested


                   National Tax-Exempt Income Funds - Page 23 persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, TEBF may expend up to 0.25%, 0.30% in the case of AHIM and LTEX, of its net assets annually for Class A shares and 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. For Class A shares, these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares, these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable.


During the 2000 fiscal year, distribution expenses under TEBF Plan for Class A shares were limited to $4,549,000 for compensation to dealers or the Principal Underwriter. Had no limitation been in effect, TEBF would have paid $4,823,000 in distribution expenses under the Plan for Class A shares. Distribution expenses under the TEBF Plan for Class B shares were $7,000. During the 2000 fiscal year, AHIM, and LTEX paid or accrued $$1,634,000, and $817,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $4,000, and 1,000, respectively, under the Plan for Class B shares.


As of the end of the 2000 fiscal year end, accrued and unpaid distribution expenses for Class A shares for TEBF, AHIM and LTEX were $905,000, $177,000 and $71,000, respectively. Accrued and unpaid distribution expenses for Class B shares for TEBF, AHIM and LTEX were $3,000, $1,000, and $473, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The funds declare dividends from their net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is


                   National Tax-Exempt Income Funds - Page 24 tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the funds consists of: (a) all interest income accrued on the funds' investments including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.


Dividends on Class A and Class B shares will be reinvested in shares of each fund of the same class unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


The following is only a summary of certain additional federal, state and local tax considerations generally affecting the funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.


TAXES - Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, each fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


Each fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Code. Under Subchapter M, if each fund distributes within specified times at least 90% of the sum of its taxable and tax-exempt net investment income, it will be taxed only on that portion of its investment company taxable income, if any, which it retains.


                   National Tax-Exempt Income Funds - Page 25

To qualify, each fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.


The percentage of total dividends paid by each fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for each fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of each fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, each fund will notify each shareholder in writing of the portion of the dividends paid by each fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends.
 The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by each fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if each fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


While the funds do not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually except as indicated above. The funds will have no tax liability with respect to such distributed gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by each fund to shareholders not later than 60 days after the close of each fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by each fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time each fund held the debt obligation.


In addition, while the funds do not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the funds they will be distributed


                   National Tax-Exempt Income Funds - Page 26 except as indicated above. In general, each fund's investment company taxable income will be its taxable income (for example, its short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each fund would be taxed on any undistributed investment company taxable income. Any such income distributed will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).


Distributions by each fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by each fund, each fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by each fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder.


If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds.
 Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and<


                   National Tax-Exempt Income Funds - Page 27

(ii) any amount on which each fund pays income tax during the periods described above. Except as indicated above, each fund intends to meet these distribution requirements to avoid the excise tax liability.


If for any taxable year each fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and might be eligible for the dividends-received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by each fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.


As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20% and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters.


In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. AHIM and LTEX may invest in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 12 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. With respect to corporate shareholders, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted book income and adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.


Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.
 Withholding may also be required if the funds are notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding


                   National Tax-Exempt Income Funds - Page 28 provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Under the Code, distributions of taxable income (other than capital gain distributions) by the funds to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.


                   National Tax-Exempt Income Funds - Page 29

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                   National Tax-Exempt Income Funds - Page 30

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                   National Tax-Exempt Income Funds - Page 31

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by


                   National Tax-Exempt Income Funds - Page 32 investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of


                   National Tax-Exempt Income Funds - Page 33

$1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU AND, ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you


                   National Tax-Exempt Income Funds - Page 34 qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.


                   National Tax-Exempt Income Funds - Page 35

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                   National Tax-Exempt Income Funds - Page 36

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule


                   National Tax-Exempt Income Funds - Page 37 applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the funds or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., each fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                   National Tax-Exempt Income Funds - Page 38

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by each fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by each fund. The Principal Underwriter will not knowingly sell shares of each fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of each fund's Board of Directors/Trustees.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -
     Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.


                   National Tax-Exempt Income Funds - Page 39

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                   National Tax-Exempt Income Funds - Page 40

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund


                   National Tax-Exempt Income Funds - Page 41 having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                   National Tax-Exempt Income Funds - Page 42 respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The funds' Articles of Incorporation or Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the fund may from time to time adopt.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Dealer concessions paid on underwriting transactions for the 2000, 1999 and 1998 fiscal years for TEBF, amounted to $1,036,000, $1,261,000 and $1,673,,000, respectively, respectively.


Dealer concessions paid on underwriting transactions for the 2000, 1999 and 1998 fiscal years for AHIM, amounted to $602,000, $690,000 and $642,000, respectively.


Dealer concessions paid on underwriting transactions for the 2000, 1999 and 1998 fiscal years for LTEX, amounted to $147,000, $221,000 and $262,000, respectively.


                   National Tax-Exempt Income Funds - Page 43

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in each fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $530,000, $190,000, and $117,000, by TEBF, AHIM and LTEX, respectively, for Class A shares and $227, $144 and $38 for Class B shares, for the 2000 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Street, Los Angeles, CA 90071, serves as each fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Directors/Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - TEBF'S fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                   National Tax-Exempt Income Funds - Page 44

         DETERMINATION OF TEBF'S NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $11.81
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $12.27


         DETERMINATION OF AHIM'S NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $14.86
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $15.44


         DETERMINATION OF LTEX'S NET ASSET VALUE, REDEMPTION PRICE AND

          MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2000


Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $14.43
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $14.99



            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

TEBF's yield was 4.62% based on a 30-day (or one month) period ended August 31, 2000. AHIM's and LTEX's yield was 5.50% and 4.36%, respectively, based on a 30-day (or one month) period ended July 31, 2000. The yield was computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.


                   National Tax-Exempt Income Funds - Page 45

The funds may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. TEBF'S tax-equivalent yield based on the maximum federal tax rate of 39.6% for the 30-day (or one month) period ended August 31, 2000 was 7.65%. AHIM's and LTEX's tax-equivalent yield based on the maximum federal tax rate of 39.6% for the 30-day (or one month) period ended July 31, 2000 was 9.11 and 7.22%, respectively.


As of August 31, 2000, TEBF's total return over the past 12 months and average annual total return for the five- and ten-year periods were 1.34%, 4.87% and 6.72%, respectively. The fund's one year total return and average annual total return at net asset value for the five- and ten-year periods ended on August 31, 2000 were 5.27%, 5.68% and 7.13%, respectively.


As of July 31, 2000, AHIM's total return over the past 12 months and average annual total return for five years and its lifetime were -2.18%, 5.15% and 6.36%, respectively. Over the fund's lifetime (September 26, 1994 to July 31,
2000), the Lehman Brothers Municipal Bond Index<F1> and the Lipper High Yield Municipal Debt Funds Average<F2> had average annual total returns of 6.67% and 5.28%, respectively. The fund's total return at net asset value over the past 12 months and average annual total return over its lifetime at July 31, 2000 were 1.61%, 5.95% and 7.06%, respectively.


As of July 31, 2000, LTEX's total return over the past twelve months and average annual total return over five years and its lifetime were -0.78%, 3.97% and 4.17%, respectively. Over the fund's lifetime (October 6, 1993 to July 31,
2000), the Lehman Brothers 7-Year Municipal Bond Index<F3> and the Lipper Intermediate Municipal Debt Funds Average<F4> had average annual total returns of 5.05% and 4.43%, respectively. The fund's one year total return and average annual total return at net asset value over the past five years and its lifetime at July 31, 2000 were 3.09%, 4.78% and 4.75%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the funds assume: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the funds will provide lifetime average total return figures. From time to time, the funds may calculate investment results for Class B shares.
[FN]
<F1>  The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
<F2>  The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions, but do not reflect sales charges and commissions.
<F3>  The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.
<F4>  The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.


                   National Tax-Exempt Income Funds - Page 46

The funds may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The funds may include information on their investment results and/or comparisons of their investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The funds may also, from time to time, combine their results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The funds may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the funds may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The funds may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The funds may compare their investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                   National Tax-Exempt Income Funds - Page 47

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                   National Tax-Exempt Income Funds - Page 48

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                   National Tax-Exempt Income Funds - Page 49

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                                  Note Ratings

STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


                   National Tax-Exempt Income Funds - Page 50

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   National Tax-Exempt Income Funds - Page 51





INVESTMENT PORTFOLIO
July 31, 2000

[Begin pie chart]

Quality Ratings
AAA                        8.65%
AA                         4.38%
A                          5.20%
BBB                       33.96%
BB                        29.24%
B                         14.41%
CCC or less                0.44%
Cash & Equivalents         3.72%

[End pie chart]


                                                                                  Principal       Market
                                                                                 Amount        Value
                                                                                   (000)        (000)
                                                                               --------     --------
Tax-Exempt Securities Maturing in More Than One Year - 96.28%

Arizona  -  0.89%
Industrial Dev. Auth. of the County of Navajo,                                     5,100        4,929
 Industrial Dev. Rev. Bonds (Stone Container
Corporation Project), Series 1997, 7.20% 2027

California  -  11.99%
Pollution Control Fncg. Auth., Solid Waste                                         6,000        5,490
Disposal Ref. Rev. Bonds (USA Waste Services,
Inc. Project), Series 1998A AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family                                        460          488
Mortgage Rev. Bonds (Mortgage-Backed Securities
 Program), 1995 Series B AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev.
 Rev. Ref. Bonds (Irvine Apartment Communities, LP):
Series 1998A-1 AMT, 5.05% 2025 (Put 2008)                                          7,000        6,721
Series 1998A-3, 5.10% 2025 (Put 2010)                                              3,000        2,866
City of Antioch, Public Fncg. Auth., 1998                                          1,435        1,451
Reassessment Rev. Bonds, Subordinated Series B,
 AMBAC Insured, 5.80% 2011
Bonita Canyon Public Facs. Fncg. Auth., Community                                  1,000          876
 Facs. Dist. No. 98-1, Special Tax Bonds,
Series 1998, 5.375% 2028
City of Chino Hills, Community Facs.:
Dist. No. 9 (Rincon Village Area), Special Tax                                     4,435        4,515
 Bonds, Series 1998, 6.45% 2023
Dist. No. 10 (Fairfield Ranch), Special Tax                                        1,000        1,015
 Bonds, 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                                995          976
(El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12                                      1,000        1,023
(Sierra Lakes), Special Tax Bonds, Series 1999,
6.50% 2015
City of Irvine, Assessment Dist.:
No. 94-13 (Oak Creek), Limited Obligation
Improvement Bonds:
Group One, 5.50% 2022                                                              1,000          920
Group Two, 5.875% 2017                                                             1,000          980
No. 95-12 Limited Obligation Improvement Bonds,                                    1,250        1,157
 Group Three, 5.50% 2021
Long Beach Aquarium of the Pacific, Rev. Bonds
 (Aquarium of the Pacific Project), 1995 Series A:
6.10% 2010                                                                         1,000        1,017
6.125% 2015                                                                        3,500        3,519
6.125% 2023                                                                        5,000        4,744
County of Los Angeles, Capital Asset Leasing Corp.,                                2,360        2,420
Cert. of Part. (Marina del Rey), 1993 Series A,
6.25% 2003
City of Los Angeles:
Multi-family Housing Rev. Bonds (GNMA Collateralized                                 500          508
 - Ridgecroft Apartments Project), Series 1997E AMT,
 6.00% 2017
Regional Airports Improvement Corp., Facs. Sublease                                2,500        2,262
Ref. Rev. Bonds, Airport Terminal 6 Facs. (Los Angeles
 International Airport), Series 1999 AMT, 5.65% 2017
Pleasanton Joint Powers Fncg. Auth., Subordinate                                   2,635        2,698
Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1                                      2,000        2,108
(Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area
No. 2 Special Tax Ref. Bonds (Elliott Ranch):
6.125% 2014                                                                          250          256
6.30% 2021                                                                           500          504
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
6.00% 2009                                                                         1,000        1,030
6.25% 2012                                                                         1,000        1,030
Redev. Agcy. of the City and County of San Francisco,                              1,000        1,015
 Residential Fac. Rev. Bonds (Coventry Park Project),
Series 1996A AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                               2,390        2,398
Margarita Water Dist., Series 1999 Special Tax Bonds,
6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate
Bond Anticipation Notes (South Tahoe Redev.
Project Area No. 1):
Series 1995B, 6.25% 2020                                                           1,000        1,006
Series 1999A, 7.30% 2007                                                           5,500        5,516
Series 1999B, 7.30% 2007                                                           1,000        1,003
City of Stockton, Mello-Roos Rev. Bonds,
Community Facs. Dist. No. 90-2B (Brookside Estates),
 Series 1997A:
5.55% 2006                                                                         1,300        1,319
6.20% 2015                                                                         1,300        1,320
Community Facs. Dist. No. 88-12 of the City of
Temecula (Ynez Corridor), Special Tax Ref. Bonds,
 1998 Series A:
5.35% 2009                                                                           940          910
5.50% 2012                                                                         1,100        1,057


Colorado  -  2.61%
Housing and Fin. Auth., Single Family Program
Senior Bonds, AMT:
1995 Series A, 8.00% 2025                                                            685          729
1995 Series B, 7.90% 2025                                                            465          486
1997 Series B-2, 7.00% 2026                                                          860          916
City and County of Denver, Airport System Rev.
 Bonds, AMT:
Series 1992C:
6.75%  2013                                                                          885          928
6.75%  2013 (Preref. 2002)                                                           115          123
Series 1994A:
7.50% 2023                                                                           415          454
7.50%  2023 (Preref. 2004)                                                            85           96
Eagle County, Bachelor Gulch Metropolitan Dist.,                                   2,500        2,489
 G.O. Bonds, Series 1999, 6.70% 2019
Eaglebend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Ref. Bonds
Series 1997A:
6.20% 2012                                                                         1,000          992
6.45% 2021                                                                         1,000          963
Series 1998A:
6.53% 2024                                                                         1,665        1,586
6.53% 2029                                                                         1,320        1,247
6.63% 2039                                                                         2,950        2,797
E-470 Public Highway Auth. Senior Rev. Bonds, Series,                              7,500          588
 2000B (Capital Appreciation Bonds), MBIA Insured,
 0% 2034


Connecticut  -  2.72%
Dev. Auth., Pollution Control Rev. Ref. Bonds
(The Connecticut Light and Power Co. Project):
Series 1993A, 5.85% 2028                                                           1,375        1,282
Series 1993B AMT, 5.95% 2028                                                       1,500        1,381
Health and Educational Fac. Auth., Rev. Bonds,                                     1,000        1,025
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev.
Bonds:(1)
1996 Series A:
6.375% 2004 (Escrowed to Maturity)                                                   500          533
6.40% 2011                                                                         3,025        3,156
6.40% 2011 (Preref. 2007)                                                          3,470        3,843
1997 Series B:
5.60% 2009                                                                         1,000          990
5.75% 2018                                                                         3,000        2,802


Delaware  -  0.18%
Econ. Dev. Auth., First Mortgage Rev. Bonds
(Peninsula United Methodist Homes, Inc. Issue),
Series 1997A:
6.00% 2008                                                                           500          492
6.10% 2010                                                                           500          487


District of Columbia  -  0.29%
Hospital Rev. Ref. Bonds (Washington Hospital Center                               1,500        1,574
Issue), Series 1992A, 7.00%  2005 (Preref. 2002)


Florida  -  10.53%
Arbor Greene Community Dev. Dist. (City of Tampa,
Hillsborough County), Special Assessment Rev. Bonds:
Series 1996, 7.00% 2003                                                               40           41
Series 2000, 6.50% 2007                                                            1,000        1,002
Broward County, Resource Recovery Rev. Bonds,                                        895          924
Series 1984, South Project, 7.95% 2008
Championsgate Community Dev. Dist., Capital                                        2,850        2,630
Improvement Rev. Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev.Dist.
(Clay County):
Special Assessment Bonds, Series 1995, 8.25% 2016                                  4,615        5,334
Special Assessment Ref. Bonds, Series 2000C,                                       5,000        5,072
 MBIA Insured, 7.10% 2030
The City of Daytona Beach, Capital Improvement Rev.                                7,875        7,643
Bond Anticipation Notes (Ocean Walk Project),
 Series A, 6.875% 2004
Fleming Island Plantation Community Dev. Dist.                                     2,000        2,024
 (Clay County), Series 2000B (Long Term), 7.375% 2031
Heritage Isles Community Dev. Dist. (Hillsborough                                  2,635        2,589
 County), Special Assessment Rev. Bonds, Series
1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers),
Capital Improvement Rev. Bonds:
Series 1998, 5.40% 2003                                                            1,895        1,870
Series 1999, 6.25% 2004                                                            1,500        1,497
Heritage Pines Community Dev. Dist. (Pasco County),                                  900          871
 Capital Improvement Rev. Bonds, Series 1998B,
5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                850          845
 Capital Improvement Rev. Bonds, Series 1999B,
 6.25% 2005
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
Series 1997A (Cypress Cove at Healthpark Florida,                                  2,500        2,214
 Inc. Project), 6.25% 2017
Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
5.25% 2007                                                                         1,000          926
5.50% 2009                                                                         1,000          915
5.75% 2011                                                                           500          455
5.75% 2013                                                                         1,410        1,251
5.50%, 2021                                                                        3,000        2,428
Marshall Creek Community Dev. Dist., Special                                       3,020        3,062
Assessment Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                             2,000        1,951
Capital Improvement Rev. Bonds, Series 1998B,
 5.50% 2005
Northern Palm Beach County Improvement Dist.,
Water Control and Improvement Bonds:
Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                                           840          882
7.30% 2027                                                                         1,500        1,581
Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                       1,000          969
North Springs Improvement Dist. Special Assessment
Bonds:
Broward County, Series 1997A, 7.00% 2019                                           1,000        1,011
Parkland Isles Project, Series 1997B, 6.25% 2005                                   1,450        1,443
Ocean Highway and Port Auth., Solid Waste/Pollution                                1,305        1,282
Control Rev. Ref. Bonds, Series 1996 (Jefferson
Smurfit Corp. (U.S.) Project), 6.50% 2006
City or Orlando, Special Assessment Rev. Bonds                                     4,250        3,734
(Conroy Road Interchange Project), Series 1998A,
5.80% 2026
River Ridge Community Dev. Dist. (Lee County),                                     1,725        1,665
Capital Improvement Rev. Bonds, Series 1998, 5.75% 2008


Idaho  -  1.30%
Housing and Fin. Association, Single Family Mortgage
 Subordinate Bonds, AMT:
1997 Series H-2, 5.40% 2010                                                        1,365        1,354
1997 Series I-2, 5.55% 2010                                                          855          852
1998 Series B-2, 5.20% 2011                                                          905          889
1999 Series B-2, 5.00% 2013                                                        1,000          939
1999 Series D-3, 5.15% 2013                                                        1,030          972
1999 Series F, 5.625% 2014                                                         1,700        1,686
1999 Series G, 5.75% 2014                                                            500          499


Illinois  -  6.54%
Health Facs. Auth., Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997 A:
5.70% 2011                                                                           500          503
5.80% 2016                                                                         2,000        1,960
Alexian Brothers Health System, Series 1999,                                       1,000          886
5.125% 2028
Centegra Health System, Series 1998:
5.50% 2008                                                                         1,000          972
5.25% 2014                                                                         1,500        1,329
Edward Hospital Project, Series 1993A, 6.00% 2019                                  1,000          961
Fairview Obligated Group Project:
1992 Series A, 9.50% 2022 (Preref. 2002)                                           2,750        3,088
1995 Series A:
6.25% 2003                                                                         1,245        1,250
7.40% 2023                                                                         3,130        3,091
OSF Healthcare System, Series 1999 6.25% 2019                                      1,500        1,471
State Dev. Fin. Auth., Solid Waste Disposal Rev.                                   2,000        1,737
Bonds (Waste Management, Inc. Project), Series
 1997 AMT, 5.05% 2010
City of Chicago:
G. O. Bonds (Emergency Telephone System), Ref.                                     1,000          963
Series 1999, FGIC Insured, 5.25% 2020
Chicago O'Hare International Airport, Special Fac.
Rev. Ref. Bonds (United Air Lines, Inc. Project):
Series 1988A AMT, 8.95% 2018                                                       1,405        1,455
Series 1988B, 8.85% 2018                                                           1,055        1,092
Series 1999B AMT, 5.20% 2011                                                       9,375        8,314
School Reform Board of Trustees of the Board of                                    1,000          925
Education of the City of Chicago, Unlimited Tax
G.O. Bonds (Dedicated Tax Rev.), Series 1997A,
 AMBAC Insured, 5.25% 2030
Village of Robbins, Cook County, Resource Recovery
Rev. Bonds, (Robbins Resource Recovery Partners,
 L.P. Project):
Series 1999A AMT, 8.375% 2016                                                      3,950        1,754
Series 1999B AMT, 8.375% 2016                                                      1,545          686
Series 1999C AMT, 7.25% 2009                                                         613          590
Series 1999C AMT, 7.25% 2024                                                       2,650        2,485
Series 1999D AMT, 0% 2009                                                          1,230          577


Indiana  -  1.23%
Health Fac. Fncg. Auth., Hospital Rev. Bonds                                       2,805        2,606
(Charity Obligated Group), Series 1999D, 5.25% 2016
State Dev. Fin. Auth. Rev. Ref. Bonds, Exempt                                      1,000          861
Fac.-Inland Steel, 5.75% 2011
City of East Chicago, Pollution Control Rev.                                       2,000        1,958
Ref. Bonds, Inland Steel Co. Project No. 11,
Series 1994, 7.125% 2007
The Indianapolis Local Public Improvement Bond Bank,                               4,500        1,358
Series 1999 E Capital Appreciation Bonds, 0.00% 2021


Kentucky  -  2.14%
Econ. Dev. Fin. Auth., Hospital System Ref. and
Improvement Rev. Bonds, Series 1997 (Appalachian
 Regional Healthcare, Inc. Project):
5.60% 2008                                                                         1,000          802
5.80% 2012                                                                         1,000          746
5.85% 2017                                                                         7,000        4,908
City of Ashland, Pollution Control Ref. Rev. Bonds,                                1,000        1,004
Series 1999 (Ashland Inc. Project), 5.70% 2009
Kenton County Airport Board, Special Facs. Rev. Bonds                              4,225        4,337
 (Delta Air Lines, Inc. Project), 1992 Series A AMT,
 7.50% 2012


Louisiana  -  3.00%
Health Education Auth., Rev. Ref. Bonds (Lambeth
House Project):
Series 1996, 9.00%  2026 (Preref. 2006)                                            1,850        2,291
Series 1998A, 6.20% 2028                                                           5,000        4,022
Housing Fin. Agcy., Single Family Mortgage Rev.                                    2,315        2,529
Bonds, Series 1995A-2 AMT, 7.80% 2026
Parish of Iberville, Pollution Control Rev. Ref.                                   1,000          912
 Bonds (Entergy Gulf States, Inc. Project), Series
1998, 5.70% 2014
Environmental Improvement Rev. Bonds, Parish of St.                                3,000        2,753
John the Baptist (USX Corp. Project), Ref. Series of
 1998, 5.35% 2013
Parish of West Feliciana, Pollution Control Rev.
Bonds:
(Entergy Gulf States, Inc. Project), Series 1999A,                                 2,500        2,495
5.65% 2028 (Put 2004)
(Gulf States Utilities Co. Project), Series                                        1,500        1,564
1984-II, 7.70% 2014


Maine  -  0.53%
Health and Higher Educational Facs. Auth., Rev.
 Bonds, Piper Shores Issue, Series 1999A:
7.50% 2019                                                                         1,000          978
7.55% 2029                                                                         2,000        1,947


Maryland  -  1.29%
Anne Arundel County, Special Obligation Bonds                                      1,000        1,004
(Arundel Mills Project), Series 1999, 7.10% 2029 (1)
Frederick County, Special Obligation Bonds (Urbana                                 3,000        2,883
Community Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds  (Strathmore Court at White
 Flint), 1994 Issue A-2:
7.50% 2024                                                                         1,000        1,032
7.50% 2027                                                                           700          722
Housing Auth. of Prince George's County, Mortgage                                  1,000          972
Rev. Bonds, Series 1997A (GNMA Collateralized -
Langley Gardens Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp.                                      750          484
Issue), Project and Ref. Rev. Bonds, Series 1994,
5.375% 2014


Massachusetts  -  2.84%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds                                      1,000        1,033
(Waste Management, Inc. Project), Series 1999B
AMT, 6.90% 2029 (Put 2009)
Industrial Fin. Agcy.:
Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
Project), Series 1998A AMT:
5.20% 2008                                                                         2,300        2,170
5.30% 2009                                                                         6,300        5,941
Rev. Bonds, Edgewood Retirement Community Project,                                 5,400        6,525
Series 1995A, 9.00% 2025


Michigan  -  6.92%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
The Detroit Medical Center Obligated Group:
Series 1993A:
6.25% 2013                                                                         3,000        2,664
6.50% 2018                                                                         1,000          882
Series 1998A, 5.125% 2018                                                          2,550        1,911
Genesys Health System Obligated Group, Series 1995A:
8.00% 2005 (Escrowed to Maturity)                                                  2,000        2,305
8.10% 2013 (Preref. 2005)                                                          1,100        1,290
7.50% 2027 (Preref. 2005)                                                          2,265        2,558
Hackley Hospital Obligated Group, Series 1998A,                                    1,000          906
5.30% 2013
Henry Ford Health System, Series 1995A, 5.25% 2025                                 3,000        2,636
Pontiac Osteopathic, Series 1994 A:
5.375% 2006                                                                        3,000        2,813
6.00% 2014                                                                         2,500        2,204
6.00% 2024                                                                         1,000          828
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                                         1,000          946
6.625% 2016                                                                        1,795        1,634
Strategic Fund Limited Obligation Bonds (United                                    3,000        2,633
Waste Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series                                     1,145        1,209
1995 A, 6.40% 2005
City of Flint, Hospital Building Auth., (Hurley
 Medical Center):
Rev. Ref. Bonds, Series 1998A:
5.00% 2008                                                                         2,030        1,839
5.25% 2016                                                                         1,000          818
Rev. Rental Bonds, Series 1998B:
5.375% 2018                                                                        1,000          778
5.375% 2028                                                                        1,250          905
The Econ. Dev. Corp. of the County of Midland,                                     6,305        6,377
Subordinate Pollution Control Limited Obligation
Rev. Ref. Bonds (Midland Cogeneration Project) Series
B AMT, 6.875% 2009


Minnesota  -  1.44%
City of Minneapolis, G.O. Various Purpose Bonds,                                   1,100        1,109
Series 2000, 5.00% 2001
Port Auth. of the City of Saint Paul, Hotel Fac.                                   7,000        6,832
 Rev. Bonds (Radisson Kellogg Project), Series
1999-2, 7.375% 2029


Mississippi  -  0.50%
Perry County, Pollution Control Ref. Rev. Bonds                                    3,000        2,765
(Leaf River Forest Products, Inc. Project),
Series 1999, 5.20% 2012


Nebraska  -  1.00%
City of Kearney, Industrial Dev. Rev. Bonds
(The Great Platte River Road Memorial Foundation
Project), Series 1998:
6.75% 2023                                                                         2,000        1,588
6.75% 2028                                                                         5,000        3,913


Nevada  -  5.09%
Housing Division, Single Family Mortgage Bonds:
1999 Series B-1, 4.95%  2012                                                         600          574
1999 Series D-2 AMT, 5.90% 2013                                                    1,355        1,390
Clark County, Special Improvement Dist. No. 121
(Southern Highlands Area), Local Improvement Bonds,
 Series 1999:
7.00% 2009                                                                         2,500        2,518
7.50% 2019                                                                         9,040        9,152
City of Henderson:
Health Fac. Rev. Bonds (Catholic Healthcare West),                                 1,000          797
1998 Series A, 5.375% 2026
Local Improvement Dist.:
No. T-4C (Green Valley Properties), Limited Obligation
 Ref. Bonds, 1999 Series A:
5.75% 2013                                                                         1,705        1,596
5.90% 2018                                                                         1,000          924
No. T-10 (Seven Hills) Limited Obligation
Improvement Bonds:
6.90% 2006                                                                           990        1,023
7.50% 2015                                                                         5,400        5,584
City of Las Vegas, Special Improvement Bonds,
(Summerlin Area), Local Improvement Bonds:
7.10% 2016                                                                         3,590        3,718
No. 707, Series July 1, 1996, 6.50% 2004                                             790          816


New Hampshire  -  0.79%
Business Fin. Auth., 6% Pollution Control Ref.                                     2,000        1,850
Rev. Bonds (Public Service Company of New
Hampshire Project - 1992 Tax-Exempt Series D), 6.0% 2021
Housing Fin. Auth., Single Family Mortgage                                           675          678
 Acquisition Rev. Bonds, 1997 Series D AMT, 5.60% 2012
Industrial Dev. Auth., Pollution Control Ref. Rev.                                 2,000        1,848
Bonds (The Connecticut Light and Power Co. Project),
Series 1988 AMT, 5.90% 2018


New Jersey  -  3.69%
Econ. Dev. Auth.,:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                              8,250        7,975
Improvement Dist. Project (City of Elizabeth),
Series 1998A, 6.375% 2031
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1995A, 9.25% 2025 (Preref. 2005)                                            2,000        2,383
Series 1998A:
5.10% 2008                                                                         1,250        1,144
5.20% 2009                                                                         1,000          907
5.30% 2010                                                                         1,000          898
5.50% 2018                                                                         1,000          823
Series 1998C:
5.50% 2018                                                                         1,000          825
5.50% 2028                                                                         1,500        1,168
Winchester Gardens at Ward Homestead Project,
Series 1996A:
8.50% 2016                                                                         1,000        1,055
8.625% 2025                                                                        3,000        3,176


New York  -  5.65%
Dormitory Auth.:
Cert. of Part., on behalf of the City University of                                1,975        2,087
 New York, as Lessee (John Jay College of Criminal
Justice Project Ref.), 6.00% 2006
Mental Health Services Fac. Improvement Rev. Bonds,                                1,930        1,905
 Series 1998C, 5.00% 2010
Montefiore Medical Center, FHA-Insured Mortgage                                    1,250        1,191
Hospital Rev. Bonds, Series 1999, AMBAC Insured,
 5.25% 2019
State University Educational Facs. Rev. Bonds,                                     2,000        1,846
Series 1998 B, 5.0% 2018
Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996                                      1,000        1,049
Series A Ref., 6.00% 2006
Service Contract Obligation Rev. Ref. Bonds, 1997                                    800          800
Series C, 5.10% 2009
New York City Industrial Dev. Agcy.:
Industrial Dev. Rev. Bonds (Brooklyn Navy Yard                                     1,000          881
 Cogeneration Partners, L.P. Project), Series 1997
 AMT, 5.65% 2028
Solid Waste Disposal Rev. Bonds (1995 Visy Paper                                   3,000        3,059
 (NY), Inc. Project) AMT, 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste
Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC
Project), Series 1998 AMT:
6.80% 2014                                                                         3,000        2,894
7.00% 2030                                                                         8,500        8,189
Port Auth. of New York and New Jersey, Special Project
Bonds, Series 4 AMT, KIAC Partners Project:
7.00% 2007                                                                         1,500        1,562
6.75% 2011                                                                         4,000        4,108
Suffolk County Industrial Dev. Agcy., 1998                                         1,750        1,579
Industrial Dev. Rev. Bonds (Nissequogue Cogen
Partners Fac.) AMT, 5.30% 2013


North Carolina  -  3.60%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                                         2,500        2,725
7.00% 2008                                                                         1,000        1,084
6.125% 2009                                                                        3,950        4,074
6.00% 2022                                                                         1,000          955
6.00% 2026                                                                         1,000          946
Ref. Series 1999 A, 5.20% 2010                                                     2,000        1,921
Ref. Series 1999 B:
5.55% 2014                                                                         1,000          948
5.60% 2015                                                                         2,500        2,362
5.65% 2016                                                                         1,000          943
5.70% 2017                                                                         2,000        1,884
Series 1999 D, 6.75% 2026                                                          1,000        1,024
Municipal Power Agcy. Number 1, Catawba Electric                                   1,000        1,010
Rev. Bonds, Series 1999B, 6.50% 2020


North Dakota  -  0.39%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A                                        965          878
AMT, 5.25% 2018
City of Grand Forks, Health Care System Rev. Bonds,                                1,250        1,249
 (Altru Health System Obligated Group), Series 2000,
 7.125% 2024


Ohio  -  1.68%
The Student Loan Funding Corp., Cincinnati,                                          145          146
Student Loan Rev. Ref. Bonds, Series 1991A AMT,
 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds                                  4,000        3,177
(Bay Shore Power Project), Series 1998 A AMT,
5.875% 2020
City of Cleveland, Airport Special Rev. Bonds                                      1,500        1,289
(Continental Airlines, Inc. Project), Series 1998
 AMT, 5.70% 2019
County of Montgomery, Hospital Facs. Rev. Bonds
(Kettering Medical Center Network Obligated Group),
 Series 1999:
6.75% 2018                                                                         1,000          982
6.75% 2022                                                                         1,000          970
County of Richland, Hospital Facs. Rev. Improvement
Bonds (MedCentral Health System Obligated Group),
Series 2000B:
6.375% 2022                                                                        1,000          986
6.375% 2030                                                                        1,750        1,710


Oregon  -  1.27%
City of Klamath Falls, Electric Rev. Bonds
(Klamath Cogeneration Project), Series 1999:
5.75% 2013                                                                         2,000        1,835
5.875% 2016                                                                        4,500        4,070
6.00% 2025                                                                         1,250        1,113


Pennsylvania  -  4.02%
Econ. Dev. Fncg. Auth., Resource Recovery Rev.                                     1,000        1,022
Bonds (Colver Project), Series 1994 D AMT, 7.05% 2010
Housing Fin. Agcy., Rev. Bonds, Single Housing                                     1,400        1,394
Family Mortgage, Series 1997-58A AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System                                2,000        1,855
Rev. Bonds (West Penn Allegheny Health System),
Series 2000B, 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds                                    1,000        1,003
(KidsPeace Obligated Group), 5.70% 2009
Hospitals and Higher Education Facs. Auth.
of Philadelphia:
Frankford Hospital, Series A, 6.00% 2014                                             500          515
Hospital Rev. Bonds (Temple University Hospital),                                  1,000          926
Series of 1997, 5.70% 2009
Jefferson Health System, Series 1997 A, 5.50% 2007                                 1,400        1,400
Hospital Auth. of Philadelphia, Hospital Rev. Bonds                                1,000          921
 (Temple University Hospital), Series of 1983,
 6.625% 2023
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
5.30% 2007                                                                         1,145        1,084
5.50% 2010                                                                         1,000          920
Scranton-Lackawanna Health and Welfare Auth., City
of Scranton, Lackawanna County, Hospital Rev. Bonds
 (Moses Taylor Hospital Project), Series 1997:
5.75% 2006                                                                         1,585        1,504
5.80% 2007                                                                         1,680        1,579
5.90% 2008                                                                         1,730        1,615
6.00% 2009                                                                           940          872
6.10% 2011                                                                         2,005        1,827
6.20% 2017                                                                         2,305        1,989
Westmoreland County Industrial Dev. Auth., Variable                                2,000        1,767
Rate Rev. Bonds, Series 1993 AMT (National Waste and
Energy Corp.; Valley Landfill Expansion Project)
5.10% 2018


Rhode Island  -  0.35%
Housing and Mortgage Fin. Corp., Homeownership                                     2,000        1,938
Opportunity Bonds, Series 9-B-1 AMT, 5.55% 2013


South Carolina  -  1.91%
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
1991 Ref. Series, 6.25% 2021                                                       1,000        1,083
1999A Ref. Series, 5.25% 2015                                                      8,000        6,998
York County, Pollution Control Facs. Rev. Bonds                                    2,300        2,451
(Bowater Inc. Project), Series 1990 AMT, 7.625% 2006


Tennessee  -  0.29%
Memphis-Shelby County Airport Auth., Special Facs.                                 1,500        1,586
Rev. Bonds (Federal Express Corp.), Series 1984,
7.875% 2009


Texas  -  3.56%
Alliance Airport Auth., Inc., Special Facs. Rev.                                   1,500        1,624
Bonds (American Airlines, Inc. Project), Series
1990 AMT, 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac.                               1,000          810
Rev. Bonds (Buckner Retirement Services, Inc.
Obligated Group Project), Series 1998, 5.25% 2028
Brazos River Auth., Rev. Ref. Bonds (Houston                                       1,000          925
Industries Incorporated Project), MBIA Insured,
 4.90% 2015
Industrial Dev. Corp. of Port of Corpus Christi,
Rev. Ref. Bonds (Valero Refining and Marketing Co.
Project):
Series 1997D AMT, 5.125% 2009                                                      5,250        4,823
Series C, 5.40% 2018                                                               2,000        1,735
Hidalgo County Health Services Corp., Hospital Rev.
Bonds, (Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                                         2,365        2,401
6.75% 2016                                                                         1,000          948
Matagorda County, Navigation Dist. Number One, Rev.                                2,500        2,279
 Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997 AMT, AMBAC Insured, 5.125% 2028
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                              4,740        4,101
6.125% 2023


Utah  -  0.91%
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
1997 Series G-2 Class III, 5.60% 2010                                                920          911
1998 Series G-2, Class III, 4.90% 2012                                               975          944
1999 Series B-2, Class III, 5.10% 2012                                             1,090        1,053
1999 Series C-2, Class III, 5.60% 2013                                             1,395        1,387
Federally Insured or Guaranteed Mortgage Loans,                                      750          743
1999 Issue D AMT, 5.60% 2013


Virginia  -  2.64%
Dulles Town Center Community Dev. Auth. (Loudoun                                   4,000        3,712
County), Special Assessment Bonds (Dulles Town Center
Project), Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community
Rev. Bonds (Greenspring Village, Inc. Fac.), Series
1999 A:
6.75% 2012                                                                         1,500        1,484
7.50% 2029                                                                         4,000        4,069
Gateway Community Dev. Auth. (Prince William County),                              2,000        1,845
Special Assessment Bonds, Series 1999, 6.25% 2026
Heritage Hunt Commercial Community Dev. Auth.                                      1,000          993
(Prince William County), Special Assessment Bonds,
 Series 1999B, 7.00% 2029
Industrial Dev. Auth. of the County of Henrico, Solid                                500          458
Waste Disposal Rev. Bonds (Browning-Ferris Industries
 of South Atlantic, Inc. Project), Series, 5.30% 2011
Pocahontas Parkway Association, Route 895 Connector                                2,100        1,981
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008


Virgin Islands  -  0.59%
Public Fin. Auth., Rev. and Ref. Bonds (Matching
Fund Loan Notes), Series 1998 D:
6.00% 2006                                                                         1,750        1,759
6.00% 2007                                                                         1,500        1,509


Wisconsin  -  1.91%
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                                  1,000          998
1993 Series B AMT, 5.30% 2006
City of Oconto Falls, Community Dev. Auth., Dev.
Rev. Bonds, Series 1997 AMT (Oconto Falls Tissue,
 Inc. Project):
7.75% 2022                                                                         8,900        8,526
8.125% 2022                                                                        1,000          986
                                                                                          ----------
                                                                                              531,083
                                                                                          ----------


Tax-Exempt Securities Maturing in One Year or Less - 3.58%

Brazos River Harbor Navigation Dist. Of Brazoria                                   2,300        2,300
County, Texas, Environmental Facs. Rev. Bonds (Merey
Sweeny, L.P. Project), Series 1998, 4.45% 2018 (2)
Guadalupe-Blanco River Auth. (Texas) Pollution                                     1,400        1,400
Control Rev. Ref. Bonds, (Central Power and Light
 Co. Project), Series 1995, 4.25%, 2015 (2)
Harris County Industrial Dev. Corporation, Adjustable                              2,700        2,700
Tender Pollution Control Rev. Bonds (Exxon Project),
 Series 1987 AMT, 4.30% 2027 (2)
Hillborough County Industrial Dev. Auth., Exempt                                   2,000        2,000
Facs. Rev. Bonds (national Gypsum Co., Apollo Beach
 Project), Series 2000B, 4.30% 2030 (2)
City of Houston, Tax and Rev. Anticipation Notes,                                  2,000        2,011
Series 2000, 5.00% 2001
State of Idaho Tax Anticipation Notes, Series                                      1,000        1,010
2000, 5.375% 2001
Regional Airport Auth. Of Louisville and Jefferson                                 1,300        1,300
County, Kentucky, Special Facs. Rev. Bonds (UPS
Worldwide Forwarding, Inc. Facs. Project), 1999
Series C, 4.30% 2029(2)
Curators of the University of Missouri Capital                                     1,000        1,008
Projects Notes, Series FY 2000-2001, 5.25% 2001
State of New Mexico 2000-2001 Tax and Rev.                                         1,000        1,007
Anticipation Notes, Series 2000, 5.00% 2001
State of Texas, Tax and Rev. Anticipation Notes,                                   3,000        3,001
Series 1999A, 4.50% 8/31/00
State of Wyoming, General Fund Tax and Rev.                                        2,000        2,013
Anticipation Notes, Series 2000A, 5.00% 2001
                                                                                          ----------
                                                                                               19,750
                                                                                          ----------

                                                                                          ----------
Total Tax-Exempt Securities (cost: $562,108,000)                                              550,833
Excess of cash and receivables over payables                                                      784
                                                                                          ----------
NET ASSETS                                                                                   $551,617
                                                                                          ----------
(1) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to public may require registration.

(2) Coupon rate may change periodically.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


AMERICAN HIGH INCOME MUNICIPAL BOND FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2000                                                       (dollars in      thousands)
Assets:
Investment securities at market
 (cost: $562,108)                                                                         $550,833
Cash                                                                                            33
Receivables for--
 Sales of investments                                                       $1,261
 Sales of fund's shares                                                        499
 Accrued interest                                                            9,317          11,077
                                                                                           561,943
Liabilities:
Payables for--
 Purchases of investments                                                    7,466
 Repurchases of fund's shares                                                1,422
 Dividends on fund's shares                                                    995
 Management services                                                           190
 Other expenses                                                                253          10,326

Net Assets at July 31, 2000--                                                             $551,617
 Total authorized capital stock--200,000,000 shares
Class A shares, $.001 par value
 Net Assets                                                                               $549,859
 Shares outstanding                                                                     36,975,230
 Net asset value per share                                                                  $14.87
Class B shares, $.001 par value
 Net Assets                                                                               $  1,758
 Shares outstanding                                                                        118,240
 Net asset value per share                                                                  $14.87



STATEMENT OF OPERATIONS
for the year ended July 31, 2000                                       (dollars in      thousands)

Investment Income:
Income:
 Interest on tax-exempt securities                                                         $34,584

Expenses:
 Management services fee                                                    $2,240
 Distribution expenses - Class A                                             1,634
 Distribution expenses - Class B                                                 4
 Transfer agent fee - Class A                                                  190
 Transfer agent fee - Class B                                                    -
 Reports to shareholders                                                        56
 Registration statement and prospectus                                         116
 Postage, stationery and supplies                                               54
 Directors' fees                                                                15
 Auditing and legal fees                                                        37
 Custodian fee                                                                  11
 Taxes other than federal income tax                                            10
 Other expenses                                                                 27           4,394
 Net investment income                                                                      30,190

Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                                           (6,554)
Net change in unrealized depreciation
 on Investments                                                                            (14,814)
 Net realized loss and
  unrealized depreciation
  on investments                                                                           (21,368)

Net Increase in Net Assets Resulting
 from Operations                                                                            $8,822




STATEMENT OF CHANGES IN NET ASSETS                                     (dollars in      thousands)
                                                                             Year            ended
                                                                              July             31,
                                                                               2000            1999
Operations:
Net investment income                                                      $30,190         $26,760
Net realized (loss) gain on investments                                     (6,554)          1,809
Net unrealized depreciation
 on investments                                                            (14,814)        (21,089)
 Net increase in net assets
  resulting from operations                                                  8,822           7,480

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                  (30,284)        (26,849)
  Class B                                                                      (18)              0
Distributions from net realized gains on investments
  Class A                                                                   (1,028)         (2,559)
  Class B                                                                        0               0
Total Dividends and Distributions                                          (31,330)        (29,408)

Capital Share Transactions:
 Proceeds from shares sold                                                 180,415         205,017
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                         20,208          20,209
 Cost of shares repurchased                                               (190,669)       (103,179)
 Net increase in net assets resulting from                                   9,954         122,047
  capital share transactions

Total (Decrease) Increase in Net Assets                                    (12,554)        100,119

Net Assets:
Beginning of year                                                          564,171         464,052
End of year (including
 undistributed net investment
 income: $68 and $115,
 respectively)                                                            $551,617        $564,171

See Notes to Financial Statements






 American High-Income Municipal Bond Fund
 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:
SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

PREPAID ORGANIZATION EXPENSES - Expenses incurred in organizing the fund are capitalized and amortized on a straight-line basis over five years. In the event Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of July 31, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $11,275,000; $8,475,000 related to appreciated securities and $19,750,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 2000. The fund had available at July 31, 2000 a net capital loss carryforward totaling $497,000 which may be used to offset capital gains realized during subsequent years through 2004 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending July 31, 2001, the recognition of capital losses totaling $6,126,000 which were realized during the period November 1, 1999 through July 31, 2000. The cost of portfolio securities for book and federal income tax purposes was $562,108,000 at July 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,240,000 for management services during the year ended July 31, 2000, was incurred pursuant to an agreement with CRMC with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; plus 3.00% of the fund's monthly gross investment income.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.30% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the year ended July 31, 2000, distribution expenses for Class A and Class B shares were $1,634,000 and $4,000, respectively. As of July 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $177,000 and $1,000, respectively.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares received $229,000 (after allowances to dealers) during the year ended July 31, 2000, as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $190,000 during the year ended July 31, 2000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Directors, were $36,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors and are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $195,303,000 and $173,146,000, respectively, during the year ended July 31, 2000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended July 31, 2000, the custodian fee of $11,000 includes $5,000 that was paid by these credits rather than in cash.

As of July 31, 2000, net assets consisted of the following:

[Begin chart]



                                                                     dollars in thousands
Capital paid in on shares of beneficial interest                       $          569,445
Undistributed net Investment Income                                                    68
Accumulated net realized loss                                                      (6,621)
Net unrealized depreciation                                                       (11,275)
Net Assets                                                                       $551,617

[End chart]


[Begin chart]

Capital share transactions in the fund were as follows:

                                             Year ended                        Year ended
                                          July 31, 2000                     July 31, 2000
                                           Amount (000)           Shares     Amount (000)          Shares
Class A Shares:
  Sold                                      $   178,540       12,024,123      $   205,017      12,855,092
  Reinvestment of dividends                      20,193        1,360,381           20,209       1,270,760
  and distributions
  Repurchased                                  (190,515)     (12,841,704)        (103,179)     (6,483,571)
  Net increase in Class A                         8,218          542,800          122,047       7,642,281

Class B Shares:*
  Sold                                            1,875          127,641                -               -
  Reinvestment of dividends                          15            1,043                -               -
  and distributions
  Repurchased                                      (154)         (10,444)               -               -
  Net increase in Class B                         1,736          118,240                -               -
Total net increase in fund                  $     9,954          661,040      $   122,047       7,642,281


*  Class B shares not offered before March 15, 2000.

[End chart]


[Begin chart]

PER-SHARE DATA AND RATIOS (1)

                                                                                                                  Net gains/
                                                                                                                 (losses) on
                                                                                Net asset                         securities
                                                                                    value,             Net             (both
                                                                                 beginning       investment     realized and
Year ended                                                                         of year           income      unrealized)
Class A:
2000                                                                                 $15.49        $.82 (2)       $(.58) (2)
1999                                                                                  16.12              .81            (.54)
1998                                                                                  15.90              .84              .26
1997                                                                                  15.23              .87              .80
1996                                                                                  15.14              .88              .37

Class B:
2000                                                                                  14.79         .23 (2)          .14 (2)



                                                                                                  Dividends
                                                                               Total from        (from net     Distributions
                                                                                investment       investment    (from capital
Year ended                                                                      operations          income)           gains)

Class A:
2000                                                                                  $.24            $(.83)           $(.03)
1999                                                                                    .27            (.82)            (.08)
1998                                                                                  1.10             (.84)            (.04)
1997                                                                                  1.67             (.86)            (.14)
1996                                                                                  1.25             (.88)            (.28)

Class B:
2000                                                                                    .37            (.29)               -




                                                                                                 Net asset
                                                                                     Total       value, end           Total
Year ended                                                                   distributions          of year           return

Class A:
2000                                                                                 $(.86)           $14.87            1.61%
1999                                                                                  (.90)            15.49             1.63
1998                                                                                  (.88)            16.12             7.05
1997                                                                                 (1.00)            15.90           11.36
1996                                                                                 (1.16)            15.23             8.48
Class B:
2000                                                                                  (.29)            14.87             3.16


                                                                                                  Ratio of         Ratio of
                                                                                                   expenses         expenses
                                                                               Net assets,       to average       to average
                                                                               end of year       net assets       net assets
Year ended                                                                   (in millions)    before waiver     after waiver

Class A:
2000                                                                                  $550              .80%             .80%
1999                                                                                    564              .78              .78
1998                                                                                    464              .79              .79
1997                                                                                    316              .87              .87
1996                                                                                    217              .88              .86

Class B:
2000                                                                                      2        1.46 (3)         1.46 (3)



                                                                                 Ratio of
                                                                                net income        Portfolio
                                                                                to average         turnover
Year ended                                                                      net assets             rate

Class A:
2000                                                                                  5.53%           33.20%
1999                                                                                   5.09            16.67
1998                                                                                   5.19            16.38
1997                                                                                   5.51            15.31
1996                                                                                   5.74            35.22

Class B:
2000                                                                              6.02 (3)        33.20 (4)




(1) The periods 1996 through 2000 represent fiscal years ended July 31. The period ended
2000 represents, for Class B shares, the 138
 day period ended July 31, 2000. Class B shares were not offered before March 15, 2000.
 Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

(2) Based on average shares outstanding.

(3) Annualized.

(4) Represents portfolio turnover rate
(equivalent for all share classes) for the year ended July 31, 2000.

[End chart]



Report of Independent Accountant

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc.(the "Fund") at July 31, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
August 31, 2000


Tax Information (unaudited)

During the fiscal year ended July 31, 2000, the fund paid 83 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code and a long-term capital gain of 2.8 cents per share.

The fund designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

THIS INFORMATION IS GIVEN TO MEET CERTAIN REQUIREMENTS OF THE INTERNAL REVENUE CODE AND SHOULD NOT BE USED BY SHAREHOLDERS FOR PREPARING THEIR INCOME TAX RETURNS. FOR TAX RETURN PREPARATION PURPOSES, PLEASE REFER TO THE CALENDAR YEAR-END INFORMATION YOU RECEIVE FROM THE FUND'S TRANSFER AGENT.



                                PART C
                           OTHER INFORMATION
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

ITEM 23.   EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(b) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(c) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(d) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(e) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(h) None
(i) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(j) Consent of Independent Accountants
(k) None
(l) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97)
(m) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(n) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 9 filed 3/14/00)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25.  INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custon Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25.  INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VIII (h) of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The

ITEM 25.  INDEMNIFICATION (CONTINUED)

foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                        (2)                (3)



       NAME AND PRINCIPAL                     POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                      WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                         Vice President                   None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                           Vice President                   None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                      Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                     Vice President                   None



       Steven L. Barnes                       Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                          Vice President                   None



       Michelle A. Bergeron                   Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                    Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                        Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                      Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                          Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                      Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                             Vice President                   None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                         Vice President                   None



       Brian C. Casey                         Vice President                   None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                      Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                  Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                       Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                    Director                         None



L      Kevin G. Clifford                      Director, President and Co-Chief    None

                                              Executive Officer



       Ruth M. Collier                        Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                        Assistant Vice President         None



H      Carlo O. Cordasco                      Assistant Vice President         None



       Thomas E. Cournoyer                    Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                   Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                        Vice President                   None



       William F. Daugherty                   Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                   Vice President                   None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. DiLella                     Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                        Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                          Senior Vice President            None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                         Director, Executive Vice         None
                                              President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                      Secretary                        Vice President



       Robert W. Durbin                       Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                       Senior Vice President            None



       John Fodor                             Senior Vice President            None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                        Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                       Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                    Vice President                   None



       Jeffrey J. Greiner                     Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                     Director                         Chairman and Director



B      Mariellen Hamann                       Assistant Vice President         None



       David E. Harper                        Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                        Assistant Vice President         None



       Ronald R. Hulsey                       Senior Vice President            None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                        Vice President                   None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                    Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                       Vice President                   None



       John P. Keating                        Regional Vice President          None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Andrew R. LeBlanc                      Regional Vice President          None

       10 Saint James Street South

       Garden City, NY 11530



       Arthur J. Levine                       Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                          Assistant Vice President         None



       T. Blake Liberty                       Vice President                   None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                           Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                         Vice President                   None



LW     Robert W. Lovelace                     Director                         None



       Stephen A. Malbasa                     Senior Vice President            None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                       Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                      Director, Senior Vice            None
                                              President



L      E. Lee McClennahan                     Senior Vice President            None



       James R. McCrary                       Regional Vice President          None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                     Senior Vice President            None



       Terry W. McNabb                        Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



       David R. Murray                        Vice President                   None

       1263 Brookwood Street

       Birmingham, MI 48009



       Stephen S. Nelson                      Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                         Vice President                   None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                         Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                          Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                          Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                        Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                       Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                    Assistant Vice President         None



       Carl S. Platou                         Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                           Senior Vice President            None



S      Richard P. Prior                       Vice President                   None



       Steven J. Reitman                      Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                       Vice President                   None

       P.O. Box 452

       Glenville, NC  28736



       George S. Ross                         Senior Vice President            None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                          Vice President                   None



L      James F. Rothenberg                    Director                         None



       Douglas F. Rowe                        Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                   Vice President                   None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                       Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                      Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                    Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                    Director                         None



       Brad W. Short                          Regional Vice President          None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                         Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                       Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith                        Senior Vice President            None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                Assistant Vice President         None



       Anthony L. Soave                       Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348

L      Therese L. Souiller                    Assistant Vice President         None



       Nicholas D. Spadaccini                 Vice President                   None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                   Assistant Vice President         None



       Daniel S. Spradling                    Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                          Director                         None



B      Max D. Stites                          Vice President                   None



       Thomas A. Stout                        Vice President                   None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                      Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                   Senior Vice President            None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                         Assistant Vice President         None



       Gary J. Thoma                          Regional Vice President          None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                        Vice President                   None



I      Christopher E. Trede                   Vice President                   None



       George F. Truesdail                    Senior Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                   Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                         Regional Vice President          None

       204 Fernleaf Drive

       Corona Del Mar, CA 92625



       Thomas E. Warren                       Vice President                   None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                          Senior Vice President,           None

                                              Treasurer and Controller



       Gregory J. Weimer                      Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                       Director                         None



       George J. Wenzel                       Regional Vice President          None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                        Assistant Vice President         None



       Timothy J. Wilson                      Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                      Vice President                   None



H      Marshall D. Wingo                      Director, Senior Vice            None
                                              President



L      Robert L. Winston                      Director, Senior Vice            None
                                              President



       William R. Yost                        Senior Vice President            None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                         Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                      Regional Vice President          None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                        Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 31/st/ day of October, 2000.

  AMERICAN HIGH-INCOME MUNICIPAL
   BOND FUND, INC.
   By   /s/ Paul G. Haaga, Jr.               .

      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 31, 2000, by the following persons in the capacities indicated.

         Signature                                      Title

(1)      Principal Executive Officer:



          /s/ Mark R. Macdonald                         President and Director

            (Mark R. Macdonald)



(2)      Principal Financial Officer and
         Principal Accounting Officer:



          /s/ Anthony W. Hynes, Jr.                     Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Directors:



         Richard G. Capen, Jr.*                         Director

         H. Frederick Christie*                         Director
         Diane C. Creel*                                Director

         Martin Fenton*                                 Director
         Leonard R. Fuller*                             Director



          /s/ Abner D. Goldstine                        Vice Chairman and Director

            (Abner D. Goldstine)



          /s/ Paul G. Haaga, Jr.                        Chairman and Director

            (Paul G. Haaga, Jr.



          /s/ Mark R. Macdonald                         President and Director

              (Mark R. Macdonald)



         Richard G. Newman*                             Director

         Frank M. Sanchez*                              Director


*By   /s/ Julie F. Williams

 Julie F. Williams, Attorney-in-Fact

 Counsel represents that this amendment does not contain diesclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

    /s/ Michael J. Downer
    Michael J. Downer